Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets net	$ 2,616	$ 560
Tax credit carryforward, amount	$ 39,200	34,400
Tax credit carryforward expiration period	2026 years
Foreign tax authority [Member]
Tax credit carryforward, amount	$ 13,100	$ 8,800
Tax credit carryforward expiration period	2022 years
Maximum [Member]
Percentage of valuation allowance against deferred tax asset	50.00%	50.00%